UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06443

Name of Fund: BlackRock Income Opportunity Trust, Inc. (BNA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Opportunity Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities — 7.0%
321 Henderson Receivables I LLC (a):
Series 2010-1A, Class B, 9.31%, 7/15/61	USD	1,150	$1,330,117
Series 2010-3A, Class A, 3.82%, 12/15/48		856	850,777
Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.33%, 1/15/16 (b)		350	349,250
Citibank Omni Master Trust (a):
Series 2009-A13, Class A13, 5.35%, 8/15/18		795	872,838
Series 2009-A17, Class A17, 4.90%, 11/15/18		805	877,229
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B, 3.63%, 10/15/18 (a)		1,970	1,985,566
DT Auto Owner Trust, Series 2011- 2A, Class C, 3.05%, 2/16/16 (a)		1,500	1,500,469
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	479	694,491
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.37%, 7/25/37 (b)	USD	220	214,981
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5, 0.37%, 8/23/27		1,060	1,002,408
Series 2008-3, Class A4, 4.61%, 11/25/24		650	677,198
SLM Student Loan Trust (b):
Series 2004-B, Class A2, 0.51%, 6/15/21		544	531,039
Series 2004-B, Class A3, 0.64%, 3/15/24		660	565,721
Series 2008-5, Class A3, 1.57%, 1/25/18		1,170	1,202,173
Series 2008-5, Class A4, 1.97%, 7/25/23		3,690	3,858,085
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		628	628,391
Series 2011-S1A, Class C, 2.01%, 8/15/16		571	571,340
Series 2011-S1A, Class D, 3.15%, 8/15/16		578	577,533
Series 2011-WO, Class C, 3.19%, 10/15/15		575	581,473
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		870	883,081

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (concluded)
Santander Drive Auto Receivables Trust (concluded):
Series 2010-2, Class C, 3.89%, 7/17/17	USD	1,020	$1,064,626
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		700	708,553
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		735	752,043
Series 2011-1, Class D, 4.07%, 2/15/17		865	872,928
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		515	515,572
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		556	556,646
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		1,470	1,469,971
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16		260	277,841
			25,972,340
Interest Only Asset-Backed Securities — 0.2%

Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		4,721	306,860
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29		6,731	490,097
			796,957
Total Asset-Backed Securities – 7.2%			26,769,297

Common Stocks	Shares
Software — 0.0%
Bankruptcy Management Solutions, Inc. (c)		152	2
Total Common Stocks – 0.0%			2

Corporate Bonds	Par (000)
Aerospace & Defense — 0.6%
United Technologies Corp.:
4.88%, 5/01/15	USD	1,250	1,405,422

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Renminbi
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound
GO	General Obligation Bonds
JPY	Japanese Yen
RB	Revenue Bonds
USD	US Dollar

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Aerospace & Defense (concluded)
United Technologies Corp. (concluded):
6.13%, 7/15/38	USD	750	$878,050
			2,283,472
Airlines — 0.4%
Continental Airlines, Inc., Series 2010-1-B, 6.00%, 1/12/19		700	679,000
United Air Lines, Inc., 12.75%, 7/15/12		786	859,320
			1,538,320
Auto Components — 0.4%
BorgWarner, Inc., 4.63%, 9/15/20		265	273,569
Icahn Enterprises LP, 8.00%, 1/15/18		1,000	1,030,000
			1,303,569
Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19 (d)		3,050	3,893,703
Pernod-Ricard SA, 5.75%, 4/07/21 (a)		508	537,301
			4,431,004
Capital Markets — 6.4%
CDP Financial, Inc. (a)(d)(e):
3.00%, 11/25/14		1,950	2,032,226
5.60%, 11/25/39		2,955	3,163,552
Credit Suisse AG:
2.60%, 5/27/16 (a)		570	572,167
5.40%, 1/14/20 (d)		2,050	2,151,512
Credit Suisse, (USA), 6.13%, 11/15/11		700	717,832
E*Trade Financial Corp., 12.50%, 11/30/17 (f)		190	228,475
The Goldman Sachs Group, Inc.:
6.60%, 1/15/12		1,000	1,036,922
3.70%, 8/01/15		800	812,262
3.63%, 2/07/16 (d)		5,689	5,705,015
5.38%, 3/15/20		1,215	1,252,927
Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)(g)		225	113
Morgan Stanley:
2.81%, 5/14/13 (b)		1,880	1,934,982
4.20%, 11/20/14		680	713,272
4.00%, 7/24/15		400	414,194
6.25%, 8/28/17		1,925	2,148,250
5.63%, 9/23/19 (d)		760	804,608
			23,688,309
Chemicals — 0.8%
American Pacific Corp., 9.00%, 2/01/15		280	274,400
CF Industries, Inc., 7.13%, 5/01/20		1,750	2,049,687
The Dow Chemical Co., 4.25%, 11/15/20		195	192,903
Nalco Co., 6.63%, 1/15/19 (a)		290	301,238
			2,818,228

Corporate Bonds	Par (000)		Value
Commercial Banks — 8.0%
CIT Group, Inc.:
7.00%, 5/01/16	USD	110	$110,412
7.00%, 5/01/17		518	520,057
6.63%, 4/01/18 (a)		294	309,148
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)		1,485	1,526,330
DEPFA ACS Bank, 5.13%, 3/16/37 (a)		4,150	2,915,051
Discover Bank, 8.70%, 11/18/19		795	991,890
DnB NOR Boligkreditt (a):
2.10%, 10/14/16		4,005	3,967,149
2.90%, 3/29/17		2,595	2,649,181
Eksportfinans ASA:
2.00%, 9/15/15 (d)		2,440	2,448,162
5.50%, 6/26/17		1,000	1,153,940
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		1,400	1,396,500
HSBC Bank Plc, 3.10%, 5/24/16 (a)		695	697,018
Royal Bank of Canada, 3.13%, 4/14/15 (a)		3,855	4,024,500
Sparebanken 1 Boligkreditt (a):
1.25%, 10/25/13		1,575	1,572,589
2.63%, 5/27/17		1,675	1,679,435
Wachovia Corp., 5.25%, 8/01/14 (d)		3,420	3,723,173
			29,684,535
Commercial Services & Supplies — 0.5%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (a)		143	148,155
Mobile Mini, Inc., 7.88%, 12/01/20 (a)		1,320	1,395,900
West Corp., 8.63%, 10/01/18 (a)		135	142,256
			1,686,311
Construction Materials — 0.4%
Calcipar SA, 6.88%, 5/01/18 (a)		440	455,400
Inversiones CMPC SA, 4.75%, 1/19/18 (a)		220	220,634
Lafarge SA, 7.13%, 7/15/36		165	167,876
Nortek, Inc., 10.00%, 12/01/18		750	780,000
			1,623,910
Consumer Finance — 0.6%
Ford Motor Credit Co. LLC:
3.05%, 1/13/12 (b)		120	120,761
7.80%, 6/01/12		380	399,734
6.63%, 8/15/17		280	305,167
SLM Corp.:
6.25%, 1/25/16		651	681,891
Series A, 0.57%, 1/27/14 (b)		600	571,648
			2,079,201
Containers & Packaging — 0.8%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (a)	EUR	425	628,437
Berry Plastics Corp., 9.75%, 1/15/21	USD	1,965	1,967,456

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	2

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Containers & Packaging (concluded)
Pregis Corp., 12.38%, 10/15/13	USD	255	$253,087
			2,848,980
Diversified Financial Services — 9.1%
Ally Financial, Inc.:
8.30%, 2/12/15		860	958,900
6.25%, 12/01/17 (a)		160	164,825
8.00%, 3/15/20		560	618,100
8.00%, 11/01/31		640	708,800
Bank of America Corp.:
3.63%, 3/17/16		300	302,854
7.63%, 6/01/19		500	594,319
5.63%, 7/01/20 (d)		1,055	1,107,925
5.00%, 5/13/21		1,470	1,467,301
Citigroup, Inc.:
5.00%, 9/15/14		140	148,706
4.75%, 5/19/15		1,155	1,239,175
4.59%, 12/15/15 (d)		8,655	9,204,532
6.00%, 8/15/17		100	111,681
5.38%, 8/09/20		200	210,733
General Electric Capital Corp. (d):
5.50%, 1/08/20		2,150	2,326,962
5.30%, 2/11/21		365	383,367
6.75%, 3/15/32		3,000	3,428,283
JPMorgan Chase & Co.:
6.30%, 4/23/19		1,375	1,570,236
4.25%, 10/15/20		195	191,828
7.90% (b)(h)		1,500	1,652,055
Series BKNT, 6.00%, 10/01/17		2,615	2,939,020
Novus USA Trust, 1.56%, 11/18/11 (a)(b)		850	846,450
Reynolds Group Issuer, Inc. (a):
7.75%, 10/15/16	EUR	550	830,091
7.13%, 4/15/19	USD	896	931,840
6.88%, 2/15/21		1,730	1,784,063
			33,722,046
Diversified Telecommunication Services — 5.0%
Level 3 Escrow, Inc., 8.13%, 7/01/19 (a)(i)		90	90,900
Level 3 Financing, Inc.:
8.75%, 2/15/17		89	91,670
10.00%, 2/01/18		180	194,850
Qwest Communications International, Inc.:
8.00%, 10/01/15		568	621,960
7.13%, 4/01/18		272	294,780
Qwest Corp.:
7.63%, 6/15/15		192	220,560
8.38%, 5/01/16		370	439,375
6.50%, 6/01/17		103	114,588
Telecom Italia Capital SA, 4.95%, 9/30/14 (d)		4,375	4,632,211
Telefonica Emisiones SAU, 7.05%, 6/20/36		1,000	1,114,115

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Verizon Communications, Inc.:
8.75%, 11/01/18 (d)	USD	2,680	$3,515,522
6.40%, 2/15/38 (e)		3,396	3,746,600
8.95%, 3/01/39		1,125	1,617,722
Verizon Maryland, Inc., Series A, 6.13%, 3/01/12 (d)		1,355	1,408,957
Windstream Corp., 7.88%, 11/01/17		410	448,437
			18,552,247
Electric Utilities — 4.3%
Alabama Power Co.:
3.95%, 6/01/21		460	463,025
6.00%, 3/01/39		550	619,814
Cleveland Electric Illuminating Co., 8.88%, 11/15/18		59	76,706
Duke Energy Carolinas LLC:
3.90%, 6/15/21		370	373,675
6.10%, 6/01/37		325	363,639
6.00%, 1/15/38		850	959,875
EDF SA, 5.60%, 1/27/40 (a)		1,400	1,481,546
E.ON International Finance BV, 6.65%, 4/30/38 (a)(d)		1,575	1,896,971
Florida Power & Light Co., 4.95%, 6/01/35		575	572,917
Florida Power Corp.:
6.35%, 9/15/37 (d)		1,450	1,704,549
6.40%, 6/15/38		340	402,984
Georgia Power Co., 3.00%, 4/15/16		800	820,501
Hydro-Quebec, 8.40%, 1/15/22		730	1,013,293
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	299,949
PacifiCorp., 6.25%, 10/15/37		650	753,911
Public Service Co. of Colorado, 6.25%, 9/01/37 (d)		1,350	1,593,702
Southern California Edison Co.:
5.63%, 2/01/36		675	725,752
Series 08-A, 5.95%, 2/01/38		1,100	1,239,541
The Toledo Edison Co., 6.15%, 5/15/37		350	378,380
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		250	261,227
			16,001,957
Energy Equipment & Services — 0.9%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		335	346,725
Ensco Plc:
3.25%, 3/15/16		160	163,141
4.70%, 3/15/21		345	352,859
Exterran Holdings, Inc., 7.25%, 12/01/18 (a)		600	618,000
Frac Tech Services LLC, 7.13%, 11/15/18 (a)		1,110	1,176,600
MEG Energy Corp., 6.50%, 3/15/21 (a)		560	564,200

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	3

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Pride International, Inc., 6.88%, 8/15/20	USD	235	$277,619
			3,499,144
Food & Staples Retailing — 1.0%
BI-LO LLC, 9.25%, 2/15/19 (a)		315	326,025
Wal-Mart Stores, Inc. (d):
6.50%, 8/15/37		1,975	2,299,066
6.20%, 4/15/38		850	956,229
			3,581,320
Food Products — 0.8%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (a)		330	336,806
Darling International, Inc., 8.50%, 12/15/18 (a)		335	365,150
JBS USA LLC, 7.25%, 6/01/21 (a)		170	166,600
Kraft Foods, Inc., 7.00%, 8/11/37		1,670	1,970,949
			2,839,505
Health Care Equipment & Supplies — 0.6%
DJO Finance LLC:
10.88%, 11/15/14		850	918,000
7.75%, 4/15/18 (a)		50	51,375
IASIS Healthcare LLC, 8.38%, 5/15/19 (a)		1,225	1,232,656
			2,202,031
Health Care Providers & Services — 1.8%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (a)		535	547,038
ConvaTec Healthcare E SA (a):
7.38%, 12/15/17	EUR	600	889,363
10.50%, 12/15/18	USD	630	680,400
HCA, Inc.:
8.50%, 4/15/19		32	35,800
7.25%, 9/15/20		55	59,950
HealthSouth Corp., 8.13%, 2/15/20		280	308,000
STHI Holding Corp., 8.00%, 3/15/18 (a)		320	329,600
Tenet Healthcare Corp.:
9.00%, 5/01/15		1,200	1,306,500
10.00%, 5/01/18		280	320,600
8.88%, 7/01/19		1,150	1,279,375
WellPoint, Inc., 5.25%, 1/15/16		900	1,009,345
			6,765,971
Health Care Technology — 0.1%
MedAssets, Inc., 8.00%, 11/15/18 (a)		500	515,625
Hotels, Restaurants & Leisure — 0.9%
Boyd Gaming Corp., 9.13%, 12/01/18 (a)		170	176,163

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	USD	2,750	$2,543,750
El Dorado Resorts LLC, 8.63%, 6/15/19 (a)(i)		390	388,050
Yum! Brands, Inc., 6.25%, 4/15/16		265	304,882
			3,412,845
Household Durables — 1.1%
Beazer Homes USA, Inc., 9.13%, 5/15/19 (a)		1,260	1,193,850
Standard Pacific Corp.:
10.75%, 9/15/16		1,000	1,155,000
8.38%, 5/15/18 (a)		550	559,625
8.38%, 1/15/21 (a)		1,060	1,062,650
			3,971,125
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (a)	EUR	190	278,897
IT Services — 1.2%
First Data Corp. (a):
8.88%, 8/15/20	USD	1,000	1,085,000
8.25%, 1/15/21		605	615,587
12.63%, 1/15/21		520	565,500
iPayment, Inc., 9.75%, 5/15/14		270	276,750
iPayment Investors LP, 12.75%, 7/15/14 (a)(f)		867	875,559
SunGard Data Systems, Inc., 7.63%, 11/15/20 (a)		1,100	1,141,250
			4,559,646
Independent Power Producers & Energy Traders — 1.6%
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		1,650	1,794,636
NRG Energy, Inc., 7.63%, 1/15/18 (a)		2,850	2,878,500
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (a)		1,065	1,078,312
			5,751,448
Industrial Conglomerates — 0.5%
Sequa Corp. (a):
11.75%, 12/01/15		760	813,200
13.50%, 12/01/15 (f)		927	992,405
			1,805,605
Insurance — 3.2%
American International Group, Inc.:
5.45%, 5/18/17		800	838,126
8.18%, 5/15/68 (b)		115	126,500
CNO Financial Group, Inc., 9.00%, 1/15/18 (a)		518	559,440
Fairfax Financial Holdings, Ltd., 5.80%, 5/15/21 (a)		600	598,633

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	4

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance (concluded)
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)	USD	90	$121,950
Lincoln National Corp., 6.25%, 2/15/20		630	712,406
Manulife Financial Corp., 3.40%, 9/17/15		935	973,256
MetLife Capital Trust X, 9.25%, 4/08/68 (a)		400	508,000
Metropolitan Life Global Funding I (a)(d):
2.50%, 1/11/13		2,550	2,600,518
5.13%, 6/10/14		775	848,313
Prudential Financial, Inc.:
4.75%, 9/17/15 (d)		1,220	1,323,800
5.70%, 12/14/36		950	957,642
Swiss Re Capital I LP, 6.85% (a)(b)(h)		1,060	1,060,696
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		213	251,735
XL Capital Ltd., Series E, 6.50% (b)(h)		460	434,125
			11,915,140
Leisure Equipment & Products — 0.0%
Cinemark USA, Inc., 7.38%, 6/15/21 (i)		130	130,000
Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 5.00%, 1/15/21		105	108,474
Machinery — 0.1%
AGY Holding Corp., 11.00%, 11/15/14		340	331,075
Navistar International Corp., 8.25%, 11/01/21		15	16,481
			347,556
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)(d)		1,100	1,116,500
Media — 8.9%
Affinion Group, Inc., 7.88%, 12/15/18 (a)		1,505	1,429,750
CBS Corp.:
4.63%, 5/15/18		810	847,456
8.88%, 5/15/19		320	413,364
5.75%, 4/15/20		250	273,774
CCH II LLC, 13.50%, 11/30/16		2,265	2,694,875
CMP Susquehanna Corp., 3.44%, 5/15/14		55	52,250
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (a)		1,135	1,078,250
Citadel Broadcasting Corp., 7.75%, 12/15/18 (a)		500	540,625
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		318	346,620

Corporate Bonds	Par (000)		Value
Media (concluded)
Clear Channel Worldwide Holdings, Inc.:
Series B, 9.25%, 12/15/17	USD	1,257	$1,373,272
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,000	2,812,702
Cox Communications, Inc., 8.38%, 3/01/39 (a)		900	1,231,829
Cumulus Media, Inc., 7.75%, 5/01/19 (a)		465	465,000
DIRECTV Holdings LLC, 3.13%, 2/15/16		1,380	1,400,318
Discovery Communications LLC, 3.70%, 6/01/15		470	495,527
Gray Television, Inc., 10.50%, 6/29/15		975	1,035,937
NBC Universal, Inc. (a):
5.15%, 4/30/20		1,974	2,100,018
4.38%, 4/01/21		1,015	1,008,938
News America Holdings, Inc., 8.45%, 8/01/34		2,475	3,115,540
News America, Inc. (a):
4.50%, 2/15/21		835	843,838
6.15%, 2/15/41		1,460	1,497,664
The New York Times Co., 6.63%, 12/15/16 (a)		1,800	1,851,750
Rainbow National Services LLC, 10.38%, 9/01/14 (a)		1,070	1,110,125
Time Warner, Inc.:
4.70%, 1/15/21		1,000	1,020,911
6.10%, 7/15/40		615	633,181
Time Warner Cable, Inc.:
7.30%, 7/01/38		970	1,126,694
5.88%, 11/15/40		460	454,208
Virgin Media Secured Finance Plc:
6.50%, 1/15/18		330	363,413
7.00%, 1/15/18	GBP	792	1,413,581
			33,031,410
Metals & Mining — 2.5%
AngloGold Ashanti Holdings PLC, 5.38%, 4/15/20	USD	320	329,182
Barrick Gold Corp., 2.90%, 5/30/16 (a)(i)		1,380	1,383,831
Cliffs Natural Resources, Inc.:
4.80%, 10/01/20		240	245,054
4.88%, 4/01/21		690	704,266
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (a)		259	249,027
Falconbridge Ltd., 6.20%, 6/15/35		1,550	1,638,950
Novelis, Inc., 8.75%, 12/15/20 (a)		4,365	4,823,325
			9,373,635
Multi-Utilities — 0.4%
Dominion Resources, Inc., 6.00%, 11/30/17		1,135	1,316,493

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	5

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Multiline Retail — 0.5%
Dollar General Corp., 11.88%, 7/15/17 (f)	USD	1,500	$1,713,750
Oil, Gas & Consumable Fuels — 8.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		1,916	2,164,739
6.38%, 9/15/17		829	952,813
Arch Coal, Inc., 7.25%, 10/01/20		920	970,600
BP Capital Markets Plc (d):
3.13%, 3/10/12		1,505	1,533,067
3.13%, 10/01/15		330	337,983
Berry Petroleum Co., 8.25%, 11/01/16		160	167,600
Burlington Resources Finance Co., 7.40%, 12/01/31		950	1,198,952
Chaparral Energy, Inc., 8.25%, 9/01/21 (a)		320	331,200
Chesapeake Energy Corp., 6.63%, 8/15/20		477	501,446
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		150	165,966
Consol Energy, Inc.:
8.00%, 4/01/17		514	562,830
8.25%, 4/01/20		861	955,710
Denbury Resources, Inc.:
8.25%, 2/15/20		1,000	1,105,000
6.38%, 8/15/21		450	455,625
Devon Energy Corp., 7.95%, 4/15/32		650	876,935
El Paso Pipeline Partners Operating Co., LLC, 6.50%, 4/01/20		240	275,576
EnCana Corp.:
6.50%, 8/15/34		70	78,354
6.63%, 8/15/37		775	888,552
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17 (a)		575	619,562
Enterprise Products Operating LLC:
6.13%, 2/01/13		790	843,091
6.13%, 10/15/39		700	732,419
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		505	534,900
Kinder Morgan Energy Partners LP:
5.30%, 9/15/20		1,195	1,275,222
6.55%, 9/15/40		110	119,573
6.38%, 3/01/41		160	170,111
Marathon Petroluem Corp., 6.50%, 3/01/41 (a)		1,052	1,128,954
MidAmerican Energy Co., 5.80%, 10/15/36		800	860,535
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		950	1,024,399
6.50%, 9/15/37		2,115	2,444,018
Nexen, Inc., 7.50%, 7/30/39		670	784,625
Petrobras International Finance Co.:
3.88%, 1/27/16		1,335	1,365,892

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Petrobras International Finance Co.:
5.88%, 3/01/18	USD	80	$86,593
5.75%, 1/20/20		1,760	1,866,688
Petroleos Mexicanos, 6.50%, 6/02/41 (a)(i)		290	291,682
Premier Oil, 5.78%, 6/09/21		1,900	1,900,000
Rockies Express Pipeline LLC (a):
3.90%, 4/15/15		804	815,840
6.85%, 7/15/18		206	233,755
Valero Energy Corp.:
6.13%, 2/01/20		250	279,418
6.63%, 6/15/37		169	180,727
Western Gas Partners LP, 5.38%, 6/01/21		715	739,296
Woodside Finance, Ltd., 4.60%, 5/10/21 (a)		205	207,936
			32,028,184
Paper & Forest Products — 0.8%
Clearwater Paper Corp., 7.13%, 11/01/18 (a)		1,000	1,040,000
International Paper Co., 7.30%, 4/01/15		42	46,487
NewPage Corp., 11.38%, 12/31/14		1,840	1,775,600
			2,862,087
Pharmaceuticals — 1.4%
Merck & Co., Inc., 6.55%, 9/15/37 (d)		1,250	1,507,370
Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36		1,475	1,642,821
Wyeth, 5.95%, 4/01/37		1,775	1,962,868
			5,113,059
Professional Services — 0.0%
FTI Consulting, Inc., 7.75%, 10/01/16		125	130,312
Real Estate Investment Trusts (REITs) — 0.1%
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/01/21		275	274,133
Real Estate Management & Development — 0.3%
Realogy Corp., 7.88%, 2/15/19 (a)		729	732,645
WEA Finance LLC, 4.63%, 5/10/21 (a)		305	304,390
			1,037,035
Road & Rail — 1.5%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		1,000	1,036,250
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		940	986,400

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	6

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Road & Rail (concluded)
CSX Corp., 4.25%, 6/01/21	USD	395	$395,632
Canadian National Railway Co., 6.38%, 10/15/11		1,000	1,021,890
The Hertz Corp., 7.38%, 1/15/21 (a)		1,942	2,009,970
			5,450,142
Semiconductors & Semiconductor Equipment — 0.1%
Spansion LLC, 7.88%, 11/15/17 (a)		390	398,775
Software — 0.2%
Oracle Corp., 5.38%, 7/15/40 (a)		885	910,746
Specialty Retail — 0.1%
Claire’s Escrow Corp., 8.88%, 3/15/19 (a)		365	350,400
Thrifts & Mortgage Finance — 1.0%
Northern Rock Plc, 5.63%, 6/22/17 (a)		290	308,912
The PMI Group Inc., 6.00%, 9/15/16		1,400	945,000
Radian Group, Inc.:
5.63%, 2/15/13		1,400	1,351,000
5.38%, 6/15/15		1,400	1,179,500

			3,784,412
Tobacco — 0.2%
Philip Morris International, Inc., 4.50%, 3/26/20		650	683,279
Wireless Telecommunication Services — 3.4%
Clearwire Communications LLC, 12.00%, 12/01/15 (a)		200	218,750
Cricket Communications, Inc.:
10.00%, 7/15/15		35	38,106
7.75%, 5/15/16		930	988,125
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,595	1,754,428
Digicel Group Ltd. (a):
8.88%, 1/15/15		1,800	1,854,000
8.25%, 9/01/17		150	157,500
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (a)		980	982,450
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		600	645,750
6.63%, 11/15/20		950	947,625
Rogers Communications, Inc., 7.50%, 8/15/38		1,175	1,493,380
Sprint Capital Corp.:
6.88%, 11/15/28		620	601,400
8.75%, 3/15/32		350	386,313

Corporate Bonds		Par (000)		Value
Wireless Telecommunication Services (concluded)
Vodafone Group Plc, 4.15%, 6/10/14 (d)	USD	2,500		$2,691,398
				12,759,225
Total Corporate Bonds – 82.7%				306,279,998

Foreign Agency Obligations

Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	160		102,857
Italy Government International Bond, 5.38%, 6/15/33	USD	470		485,966
Japan Finance Corp., 2.00%, 6/24/11		880		880,794
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13 (d)		655		665,035
Mexico Government International Bond, 5.63%, 1/15/17		370		415,880
United Mexican States, Series A, 5.13%, 1/15/20		215		231,125
Total Foreign Agency Obligations – 0.8%				2,781,657

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 6.0%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		1,100		814,400
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.50%, 4/01/18		—	(j)	62
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,672		1,458,716
Series 2006-0A21, Class A1, 0.45%, 3/20/47 (b)		920		515,315
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37		794		598,205
Countrywide Home Loan Mortgage Pass- Through Trust:
Series 2006-0A5, Class 2A1, 0.39%, 4/25/46 (b)		371		214,919
Series 2007-10, Class A22, 6.00%, 7/25/37		753		626,725
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 6.02%, 6/15/38 (b)		1,000		1,057,110

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	7

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Capital Certificates (concluded):
Series 2006-C5, Class AM, 5.34%, 12/15/39	USD	1,750	$1,755,902
Series 2010-RR2, Class 2A, 6.00%, 9/15/39 (a)(b)		1,010	1,098,140
Series 2011-2R, Class 2A1, 4.15%, 7/27/36 (a)(b)		1,648	1,655,682
Series 2011-4R, Class 1A1, 6.23%, 9/27/37 (a)(b)		863	768,198
Series 2011-4R, Class 2A1, 5.17%, 8/27/37 (a)(b)		1,071	974,570
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-0A1, Class A1, 0.39%, 2/25/47 (b)		286	189,964
FHLMC Multifamily Structured Pass-Through Certificates, Series K013, Class A2, 3.97%, 1/25/21 (b)		1,880	1,913,464
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.12%, 6/19/35 (b)		1,474	1,427,700
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.81%, 1/25/36 (b)		726	598,879
Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A, 0.59%, 9/19/35 (b)		97	64,329
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.44%, 12/25/36 (b)		719	525,372
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		1,074	928,923
JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.75%, 3/25/37		600	512,949
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 3.78%, 5/25/36 (b)		755	557,689
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33		2,617	2,805,793
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.10%, 5/25/47 (b)		410	279,567
Wells Fargo Mortgage-Backed Securities Trust:
Series 2006-3, Class A9, 5.50%, 3/25/36		448	453,703
Series 2006-AR4, Class 2A4, 5.66%, 4/25/36 (b)		300	283,718

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Wells Fargo Mortgage-Backed Securities Trust (concluded):
Series 2007-10, Class 1A21, 6.00%, 7/25/37	USD	176	$174,725
			22,254,719
Commercial Mortgage-Backed Securities — 14.7%
Banc of America Commercial Mortgage, Inc.:
Series 2006-4, Class A4, 5.63%, 7/10/46		420	462,851
Series 2006-4, Class AM, 5.68%, 7/10/46		250	258,629
Series 2007-1, Class A4, 5.45%, 1/15/49		1,380	1,492,762
Series 2007-2, Class A4, 5.65%, 4/10/49 (b)		750	814,514
Bear Stearns Commercial Mortgage Securities:
Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		800	863,237
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)		870	960,577
CS First Boston Mortgage Securities Corp., Series 2005- C3, Class AJ, 4.77%, 7/15/37		705	670,450
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.10%, 12/10/49 (b)		2,020	2,249,780
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.01%, 12/10/49 (b)		1,515	1,660,138
Commercial Mortgage Pass-Through Certificates (b):
Series 2004-LB3A, Class A3, 5.09%, 7/10/37		517	516,874
Series 2006-C7, Class AM, 5.98%, 6/10/46		1,750	1,836,788
Extended Stay America Trust (a):
Class A, 2.95%, 11/05/27		2,372	2,386,361
Class D, 5.50%, 11/05/27		550	574,977
Series 2010-ESHA, Class C, 4.86%, 11/05/27		1,005	1,049,364
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class D, 6.78%, 11/18/35		2,630	2,689,763
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35		2,047	2,095,866
GMAC Commercial Mortgage Securities, Inc.:
Series 2002-C3, Class A2, 4.93%, 7/10/39		2,580	2,680,742

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	8

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)			Value
Commercial Mortgage-Backed Securities (concluded)
GMAC Commercial Mortgage Securities, Inc. (concluded):
Series 2004-C3, Class A4, 4.55%, 12/10/41	USD	2,415		$2,434,763
GS Mortgage Securities Corp. II (b):
Series 2006-GG6, Class AM, 5.62%, 4/10/38		190		195,329
Series 2010-C2, Class C, 5.23%, 12/10/43 (a)		900		902,945
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/35		832		834,539
Series 2004-CBX, Class A4, 4.53%, 1/12/37		2,380		2,393,759
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		330		336,498
Series 2006-CB16, Class AJ, 5.62%, 5/12/45		720		664,212
Series 2007-CB19, Class A4, 5.74%, 2/12/49 (b)		645		710,644
LB-UBS Commercial Mortgage Trust (b):
Series 2004-C4, Class A3, 5.11%, 6/15/29		2,005		2,079,042
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385		1,448,249
Series 2007-C6, Class A4, 5.86%, 7/15/40		825		893,756
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,460		1,612,511
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A3, 4.47%, 10/12/41 (b)		4,280		4,306,376
Morgan Stanley Capital I, Series 2005-T17, Class A4, 4.52%, 12/13/41		2,427		2,446,188
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C21, Class A3, 5.20%, 10/15/44 (b)		6		5,713
Series 2006-C28, Class A2, 5.50%, 10/15/48		7,253		7,297,333
Series 2007-C33, Class A4, 5.90%, 2/15/51 (b)		2,285		2,509,795
				54,335,325
Interest Only Collateralized Mortgage Obligations — 0.0%
Collateralized Mortgage Obligation Trust, Series 42, Class R, 6,000.00%, 10/01/14		—	(j)	152
GSMPS Mortgage Loan Trust, Series 1998-5, Class IO, 0.97%, 6/19/27 (a)(b)		2,493		63,390

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Salomon Brothers Mortgage Securities VII, Inc., Series 2000- 1, Class IO, 0.49%, 3/25/22 (b)	USD	354	$702
			64,244
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Capital I, Series 1997-HF1, Class X, 3.44%, 7/15/29 (a)(b)		5	1
Total Non-Agency Mortgage-Backed
Securities – 20.7%			76,654,289

Other Interests (k)	Beneficial Interest (000)
Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.	2	191
Total Other Interests – 0.0%		191

Preferred Securities

Capital Trusts	Par (000)
Capital Markets — 0.9%
Credit Suisse Guernsey Ltd., 5.86%, (b)(h)	1,000	972,500
UBS Preferred Funding Trust V:
6.24%, (b)(h)	80	80,600
6.50%, 5/15/57	2,150	2,198,375
		3,251,475
Commercial Banks — 0.5%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52% (a)(b)(h)	1,350	1,292,625
Barclays Bank Plc, 5.93% (a)(b)(h)	100	95,500
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)	295	292,787
SunTrust Capital VIII, 6.10%, 12/15/36 (b)	55	54,450
Wachovia Capital Trust III, 5.57% (b)(h)	55	50,903
		1,786,265
Consumer Finance — 0.0%
State Street Capital Trust IV, 1.31%, 6/01/67 (b)	70	59,138
Insurance — 0.4%
Genworth Financial, Inc., 6.15%, 11/15/66 (b)	1,205	930,862

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	9

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Preferred Securities	Shares		Value
Capital Trusts (concluded)
Insurance (concluded)
Lincoln National Corp., 6.05%, 4/20/67 (b)	USD	750	$735,000
			1,665,862
Total Capital Trusts – 1.8%			6,762,740

Preferred Stocks	Shares
Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)(c)		12,873	109,421
			109,421
Thrifts & Mortgage Finance — 0.2%
Fannie Mae
Series O, 0.00% (c)		40,000	200,000
Series S, 8.25% (c)		10,000	28,200
Series Z, 8.38% (c)		94,539	298,743
			526,943
Total Preferred Stocks – 0.2%			636,364
Total Preferred Securities – 2.0%			7,399,104

Taxable Municipal Bonds	Par (000)
City of Chicago Illinois, RB, Build America Bonds, 6.40%, 1/01/40	USD	250	266,978
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		950	1,021,449
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,260	1,366,571
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		670	836,783
New York City Municipal Water Finance Authority, RB:
Build America Bonds, 5.72%, 6/15/42		690	744,262
Second General Resolution, Series EE, 5.38%, 6/15/43		385	408,127
Second General Resolution, Series EE, 5.50%, 6/15/43		465	499,238
New York State Dormitory Authority, Build America Bonds:
5.60%, 3/15/40		950	982,214
5.63%, 3/15/39		550	577,681

Taxable Municipal Bonds	Par (000)			Value
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29	USD	395		$441,152
State of California, GO, Various Purpose, Series 3, 5.45%, 4/01/15		2,475		2,712,674
University of California, RB, Build America Bonds, 5.95%, 5/15/45		440		428,415
Total Taxable Municipal Bonds – 2.8%				10,285,544

U.S. Government Sponsored Agency Securities
Agency Obligations — 3.9%
Fannie Mae:
5.63%, 7/15/37 (e)		825		953,957
6.13%, 10/09/19 (d)		7,305		5,140,594
Federal Home Loan Banks:
5.25%, 12/09/22 (d)		700		799,615
5.37%, 9/09/24 (l)(m)		1,100		1,257,799
Federal Home Loan Mortgage Corp., 3.53%, 9/30/19 (d)		815		827,856
Federal Housing Administration, Merrill Projects:
Series 29, 7.43%, 10/01/20		41		41,306
Series 42, 7.43%, 9/01/22		40		40,269
Resolution Funding Corp., 8.58%, 4/15/30		6,055		2,605,509
Tennessee Valley Authority, 5.25%, 9/15/39 (d)		2,405		2,626,972
				14,293,877
Collateralized Mortgage Obligations — 0.3%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 1,402.63%, 5/25/21 (b)		—	(j)	2,752
Series 1991-87, Class S, 25.94%, 8/25/21 (b)		26		40,298
Series 2005-5, Class PK, 5.00%, 12/25/34		1,006		1,081,937
Series G-7, Class S, 116.20%, 3/25/21 (b)		—	(j)	1,756
Series G-17, Class S, 580.11%, 6/25/21 (b)		—	(j)	2,391
Series G-33, Class PV, 1,078.42%, 10/25/21		—	(j)	3,054
Series G-49, Class S, 5.55%, 12/25/21 (b)		—	(j)	715
Freddie Mac Mortgage-Backed Securities:
Series 19, Class R, 9,757.35%, 3/15/20 (b)		—	(j)	715

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	10

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)			Value
Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 75, Class R, 9.50%, 1/15/21	USD	—	(j)	$1
Series 75, Class RS, 22.99%, 1/15/21 (b)		—	(j)	1
Series 173, Class R, 9.00%, 11/15/21		—	(j)	7
Series 173, Class RS, 9.19%, 11/15/21 (b)		—	(j)	7
Series 1057, Class J, 1,008.00%, 3/15/21		—	(j)	978
				1,134,612
Federal Deposit Insurance Corporation Guaranteed — 0.2%
General Electric Capital Corp., 2.13%, 12/21/12		525		539,139
Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17		2		353
Series 89, Class 2, 8.00%, 10/01/18		4		536
Series 94, Class 2, 9.50%, 8/01/21		1		280
Series 1990-123, Class M, 1,009.50%, 10/25/20		—	(j)	239
Series 1990-136, Class S, 19.80%, 11/25/20 (b)		6,067		8,420
Series 1991-99, Class L, 930.00%, 8/25/21		—	(j)	1,185
Series 1991-139, Class PT, 648.30%, 10/25/21		—	(j)	1,763
Series 1997-50, Class SI, 1.20%, 4/25/23 (b)		183		7,040
Series G-10, Class S, 575.40%, 5/25/21 (b)		—	(j)	5,933
Series G-12, Class S, 608.10%, 5/25/21 (b)		—	(j)	3,660
Series G92-5, Class H, 9.00%, 1/25/22		35		5,282
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21		—	(j)	312
Series 200, Class R, 98.52%, 12/15/22 (b)		—	(j)	7
Series 1043, Class H, 21.94%, 2/15/21 (b)		40		8,134
Series 1054, Class I, 435.30%, 3/15/21 (b)		—	(j)	614
Series 1056, Class KD, 1,084.50%, 3/15/21		—	(j)	596

U.S. Government Sponsored Agency Securities	Par (000)			Value
Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 1148, Class E, 592.50%, 10/15/21 (b)	USD	—	(j)	$1,999
Series 1254, Class Z, 8.50%, 4/15/22		67		14,003
Series 2611, Class QI, 5.50%, 9/15/32		2,257		305,303
				365,659
Mortgage-Backed Securities — 15.8%
Fannie Mae Mortgage-Backed Securities (n):
4.00%, 5/11/26 – 12/01/41		21,600		21,891,870
4.50%, 12/31/41		21,300		22,125,375
5.00%, 12/01/41		5,100		5,428,312
5.50%, 12/01/41		5,808		6,296,057
6.00%, 6/01/16		2,431		2,695,078
Freddie Mac Mortgage-Backed Securities, 4.50%, 3/31/41 (n)		100		103,750
Ginnie Mae Mortgage-Backed Securities, 8.00%, 7/15/24		20		23,989
				58,564,431
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities:
Series 1993-70, Class A, 5/25/23		5		4,519
Series 1993-51, Class E, 2/25/23		34		30,815
Series 203, Class 1, 2/01/23		10		9,192
Series 228, Class 1, 6/01/23		7		6,298
Freddie Mac Mortgage-Backed Securities, Series 1739, Class B, 2/15/24		21		21,203
				72,027
Total U.S. Government Sponsored Agency Securities – 20.3%				74,969,745

U.S. Treasury Obligations

U.S. Treasury Bonds (d):
8.13%, 8/15/21		1,550		2,245,079
8.00%, 11/15/21		7,065		10,180,227
6.25%, 8/15/23		4,990		6,423,068
3.50%, 2/15/39		2,865		2,531,050
4.38%, 5/15/40		8,225		8,444,772
3.88%, 8/15/40		1,335		1,256,361

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	11

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bonds (concluded) (d) :
4.25%, 11/15/40	USD	7,025	$7,055,734
4.75%, 2/15/41		11,285	12,320,049
4.25%, 5/15/41		4,095	4,203,149
U.S. Treasury Notes:
0.50%, 10/15/13 (d)		11,545	11,553,116
1.25%, 2/15/14 (d)		1,120	1,127,347
2.00%, 1/31/16 (d)		4,200	4,212,474
2.63%, 1/31/18 (d)		2,530	2,529,595
2.63%, 8/15/20		1,105	1,077,116
3.63%, 2/15/21 (d)		8,245	8,297,851
4.25%, 5/15/39 (d)		2,770	2,792,506
Total U.S. Treasury Obligations – 23.3%			86,249,494

Warrants (o)	Shares
Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/23/19) (a)	14,710	122,917
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	101	1
Total Warrants – 0.0%		122,918
Total Long-Term Investments (Cost – $573,378,454) – 159.8%		591,512,239

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (p)(q)	759,084	759,084
Total Short-Term Securities (Cost – $759,084) – 0.2%		759,084

Options Purchased	Contracts
Exchange-Traded Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price USD 121.50, Expires 8/26/11	54	112,219

Options Purchased	Contracts	Value
Exchange-Traded Put Options — 0.0%
5-Year U.S. Treasury Note, Strike Price USD 116.00, Expires 8/26/11	69	$10,781
5-Year U.S. Treasury Note, Strike Price USD 117.00, Expires 8/26/11	102	28,687
10-Year U.S. Treasury Note, Strike Price USD 121.50, Expires 8/26/11	54	52,312
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.25, Expires 9/16/11	793	11,888
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.50, Expires 9/16/11	555	18,038
		121,706

	Notional Amount (000)
Over-the-Counter Put Options — 0.0%
JPY Put Option, Strike Price USD 84.00, Expires 6/27/11	5,450	11,063
JPY Put Option, Strike Price USD 84.00, Expires 6/27/11	2,725	5,532
JPY Put Option, Strike Price USD 86.00, Expires 6/27/11	8,175	3,188
JPY Put Option, Strike Price USD 86.00, Expires 8/24/11	21,700	86,366
		106,149
Over-the-Counter Call Swaptions — 1.1%
Receive a fixed rate of 3.00% and pay a floating rate based on 3- month LIBOR, Expires 9/02/11, Broker UBS AG	5,000	33,913
Receive a fixed rate of 3.12% and pay a floating rate based on 3- month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG	3,000	38,736
Receive a fixed rate of 3.54% and pay a floating rate based on 3- month LIBOR, Expires 12/01/11, Broker Citibank NA	6,500	202,984
Receive a fixed rate of 3.63% and pay a floating rate based on 3- month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG	3,100	113,089
Receive a fixed rate of 3.99% and pay a floating rate based on 3- month LIBOR, Expires 1/12/12, Broker UBS AG	1,700	98,536

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	12

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Call Swaptions (continued)
Receive a fixed rate of 1.76% and pay a floating rate based on 3- month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	9,300	$131,986
Receive a fixed rate of 4.29% and pay a floating rate based on 3- month LIBOR, Expires 2/06/12, Broker UBS AG		2,100	163,905
Receive a fixed rate of 4.33% and pay a floating rate based on 3- month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		2,100	169,923
Receive a fixed rate of 4.07% and pay a floating rate based on 3- month LIBOR, Expires 3/29/12, Broker Bank of America NA		3,200	193,673
Receive a fixed rate of 4.07% and pay a floating rate based on 3- month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		2,600	157,773
Receive a fixed rate of 3.89% and pay a floating rate based on 3- month LIBOR, Expires 4/30/12, Broker Citibank NA		2,500	122,577
Receive a fixed rate of 3.86% and pay a floating rate based on 3- month LIBOR, Expires 5/02/12, Broker Credit Suisse International		3,700	174,112
Receive a fixed rate of 3.84% and pay a floating rate based on 3- month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		5,000	228,764
Receive a fixed rate of 3.86% and pay a floating rate based on 3- month LIBOR, Expires 5/03/12, Broker BNM		3,100	145,206
Receive a fixed rate of 3.80% and pay a floating rate based on 3- month LIBOR, Expires 5/04/12, Broker BNM		3,100	136,012
Receive a fixed rate of 4.39% and pay a floating rate based on 3- month LIBOR, Expires 5/08/12, Broker Citibank NA		2,300	184,193
Receive a fixed rate of 3.79% and pay a floating rate based on 3- month LIBOR, Expires 5/10/12, Broker Citibank NA		1,000	43,318
Receive a fixed rate of 3.89% and pay a floating rate based on 3- month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		4,200	198,826

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Call Swaptions (concluded)
Receive a fixed rate of 3.70% and pay a floating rate based on 3- month LIBOR, Expires 8/03/12, Broker Credit Suisse International	USD	4,700	$178,354
Receive a fixed rate of 3.30% and pay a floating rate based on 3- month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank NA		4,000	89,916
Receive a fixed rate of 3.46% and pay a floating rate based on 3- month LIBOR, Expires 10/22/12, Broker UBS AG		5,500	151,711
Receive a fixed rate of 3.81% and pay a floating rate based on 3- month LIBOR, Expires 9/17/13, Broker Citibank NA		1,400	53,729
Receive a fixed rate of 3.88% and pay a floating rate based on 3- month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG		1,600	65,348
Receive a fixed rate of 4.49% and pay a floating rate based on 3- month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		500	31,304
Receive a fixed rate of 5.20% and pay a floating rate based on 3- month LIBOR, Expires 4/28/15, Broker Citibank NA		9,300	843,133
Receive a fixed rate of 4.88% and pay a floating rate based on 3- month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc		1,700	122,152
Receive a fixed rate of 4.76% and pay a floating rate based on 3- month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA		1,800	121,328
			4,194,501
Over-the-Counter Put Options — 0.2%
EUR Put Option, Strike Price USD 0.87, Expires 7/07/11		2,200	29,349
EUR Put Option, Strike Price USD 1.44, Expires 8/05/11		16,210	534,440
			563,789
Over-the-Counter Put Swaptions — 0.9%
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 8/18/11, Broker Bank of America NA		5,600	11,167

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	13

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Put Swaptions (continued)
Pay a fixed rate of 2.55% and receive a floating rate based on 3-month LIBOR, Expires 8/19/11, Broker BNP Paribas SA	USD	18,200	$31,027
Pay a fixed rate of 2.55% and receive a floating rate based on 3-month LIBOR, Expires 8/19/11, Broker Credit Suisse International		12,100	20,628
Pay a fixed rate of 3.12% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		3,000	102,491
Pay a fixed rate of 3.54% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank NA		6,500	122,031
Pay a fixed rate of 3.63% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		3,100	49,139
Pay a fixed rate of 3.99% and receive a floating rate based on 3-month LIBOR, Expires 1/12/12, Broker UBS AG		1,700	18,655
Pay a fixed rate of 1.76% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		9,300	17,815
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		4,400	3,131
Pay a fixed rate of 4.29% and receive a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		2,100	16,154
Pay a fixed rate of 4.33% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		2,100	15,163
Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		2,600	40,013
Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, Expires 3/29/2012, Broker Bank of America NA		3,200	49,426
Pay a fixed rate of 3.89% and receive a floating rate based on 3-month LIBOR, Expires 4/30/12, Broker UBS AG		2,500	57,126

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Put Swaptions (continued)
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 5/02/12, Broker Credit Suisse International	USD	3,700	$89,103
Pay a fixed rate of 3.84% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		5,000	124,827
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker BNM		3,100	75,453
Pay a fixed rate of 3.80% and receive a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker BNM		3,100	81,146
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA		2,300	27,920
Pay a fixed rate of 3.79% and receive a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Citibank NA		1,000	27,083
Pay a fixed rate of 3.89% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		4,200	123,549
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA		4,700	231,646
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA		4,700	135,032
Pay a fixed rate of 3.70% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		4,700	180,910
Pay a fixed rate of 3.30% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank NA		4,000	260,112
Pay a fixed rate of 3.46% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		5,500	313,963
Pay a fixed rate of 3.81% and receive a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker Citibank NA		1,400	95,409

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	14

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG	USD	1,600	$107,985
Pay a fixed rate of 4.49% and receive a floating rate based on 3-month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		500	27,677
Pay a fixed rate of 5.20% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank NA		9,300	435,154
Pay a fixed rate of 4.88% and receive a floating rate based on 3-month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc		1,700	111,584
Pay a fixed rate of 4.76% and receive a floating rate based on 3-month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA		1,800	124,744
			3,127,263
Total Options Purchased (Cost – $9,636,622) – 2.2%			8,225,627
Total Investments Before TBA Sale Commitments and Options Written (Cost – $583,774,166*) – 162.2%			600,496,950

TBA Sale Commitments (n)	Par (000)
Fannie Mae Mortgage-Backed Securities:
5.50%, 12/01/13 - 12/01/41	200	(216,906)
6.00%, 3/01/16 – 4/01/35	8,500	(9,348,674)
Total TBA Sale Commitments (Proceeds – $(9,520,754) – (2.6)%		(9,565,580)

Options Written	Contracts
Exchange-Traded Call Options — 0.0%
30-Year U.S. Treasury Bond, Strike Price USD 124.00, Expires 8/26/11	33	(94,875)

Exchange-Traded Put Options — 0.0%
30-Year U.S. Treasury Bond, Strike Price USD 124.00, Expires 8/26/11	33	(67,031)
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 97.75, Expires 9/16/11	312	(1,981)

Options Written	Contracts	Value
Exchange-Traded Put Options (concluded)
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.00, Expires 9/16/11	222	$(4,163)
		(73,175)

	Notional Amount (000)
Over-the-Counter Call Options — 0.0%
USD Call Option, Strike Price USD 84.00, Expires 6/27/11	USD	8,175	(16,595)
USD Call Option, Strike Price USD 86.00, Expires 6/27/11		18,315	(7,143)
			(23,738)
Over-the-Counter Call Swaptions — (2.2)%
Pay a fixed rate of 2.08% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		9,200	(180,002)
Pay a fixed rate of 3.72% and receive a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Deutsche Bank AG		1,800	(71,263)
Pay a fixed rate of 3.75% and receive a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Goldman Sachs Bank USA		2,500	(101,471)
Pay a fixed rate of 3.77% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		3,300	(130,972)
Pay a fixed rate of 3.79% and receive a floating rate based on 3-month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG		1,300	(56,309)
Pay a fixed rate of 3.82% and receive a floating rate based on 3-month LIBOR, Expires 12/08/11, Broker JPMorgan Chase Bank NA		3,200	(153,514)
Pay a fixed rate of 3.83% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA		2,300	(111,232)
Pay a fixed rate of 3.83% and receive a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank NA		1,700	(75,045)
Pay a fixed rate of 3.85% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		1,300	(65,236)

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	15

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Swaptions (continued)
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG	USD	4,600	$(199,307)
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker UBS AG		5,000	(312,046)
Pay a fixed rate of 3.90% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		5,500	(276,575)
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker Deutsche Bank AG		7,500	(382,033)
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		6,200	(315,814)
Pay a fixed rate of 3.95% and receive a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker Goldman Sachs Bank USA		2,000	(113,297)
Pay a fixed rate of 3.95% and receive a floating rate based on 3-month LIBOR, Expires 4/19/12, Broker Deutsche Bank AG		1,900	(99,346)
Pay a fixed rate of 3.98% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America NA		2,400	(130,764)
Pay a fixed rate of 3.98% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank NA		1,800	(97,270)
Pay a fixed rate of 3.98% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG		4,300	(232,367)
Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR, Expires 1/05/12, Broker JPMorgan Chase Bank NA		3,000	(176,982)
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Goldman Sachs Bank USA		2,800	(164,964)
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		3,500	(207,363)

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Swaptions (continued)
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG	USD	2,400	$(137,555)
Pay a fixed rate of 4.03% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		2,000	(102,714)
Pay a fixed rate of 4.03% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker		4,800	(276,553)
Pay a fixed rate of 4.05% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		3,500	(199,418)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 7/15/13, Broker Credit Suisse International		2,600	(127,871)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 7/15/13, Broker Credit Suisse International		2,600	(137,922)
Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		1,700	(84,521)
Pay a fixed rate of 4.14% and receive a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		3,500	(217,926)
Pay a fixed rate of 4.32% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		500	(30,953)
Pay a fixed rate of 4.52% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		2,300	(172,997)
Pay a fixed rate of 4.84% and receive a floating rate based on 3-month LIBOR, Expires 12/02/14, Broker JPMorgan Chase Bank NA		2,600	(196,977)
Pay a fixed rate of 4.90% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		4,800	(470,556)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		3,300	(328,665)

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	16

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA	USD	6,000	$(614,308)
Pay a fixed rate of 5.08% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Bank of America NA		3,500	(332,655)
Pay a fixed rate of 5.11% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Citibank NA		3,800	(366,542)
Pay a fixed rate of 5.33% and receive a floating rate based on 3-month LIBOR, Expires 7/17/13, Broker JPMorgan Chase Bank NA		9,200	(844,860)
			(8,296,165)
Over-the-Counter Put Options — (0.1)%
EUR Put Option, Strike Price USD 0.87, Expires 7/07/11		2,200	(29,349)
EUR Put Option, Strike Price USD 1.40, Expires 8/05/11		16,210	(283,433)
			(312,782)
Over-the-Counter Put Swaptions — (0.8)%
Receive a fixed rate of 2.08% and pay a floating rate based on 3- month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		9,200	(12,840)
Receive a fixed rate of 3.72% and pay a floating rate based on 3- month LIBOR, Expires 5/14/12, Broker Deutsche Bank AG		1,800	(53,917)
Receive a fixed rate of 3.75% and pay a floating rate based on 3- month LIBOR, Expires 5/14/12, Broker Goldman Sachs Bank USA		2,500	(73,099)
Receive a fixed rate of 3.77% and pay a floating rate based on 3- month LIBOR, Expires 11/23/12, Broker UBS AG		3,300	(151,523)
Receive a fixed rate of 3.79% and pay a floating rate based on 3- month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG		1,300	(36,456)
Receive a fixed rate of 3.82% and pay a floating rate based on 3- month LIBOR, Expires 12/08/11, Broker JPMorgan Chase Bank NA		3,200	(36,947)

Options Written	Notional Amount (000)		Value
Over-the-Counter Put Swaptions (continued)
Receive a fixed rate of 3.83% and pay a floating rate based on 3- month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA	USD	2,300	$(26,936)
Receive a fixed rate of 3.83% and pay a floating rate based on 3- month LIBOR, Expires 7/30/12, Broker Citibank NA		1,700	(56,426)
Receive a fixed rate of 3.85% and pay a floating rate based on 3- month LIBOR, Expires 12/12/11, Broker UBS AG		1,300	(14,427)
Receive a fixed rate of 3.86% and pay a floating rate based on 3- month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		4,600	(196,114)
Receive a fixed rate of 3.86% and pay a floating rate based on 3- month LIBOR, Expires 6/02/11, Broker UBS AG		5,000	(1)
Receive a fixed rate of 3.90% and pay a floating rate based on 3- month LIBOR, Expires 3/19/12, Broker UBS AG		5,500	(103,106)
Receive a fixed rate of 3.93% and pay a floating rate based on 3- month LIBOR, Expires 4/27/12, Broker Deutsche Bank AG		7,500	(162,475)
Receive a fixed rate of 3.93% and pay a floating rate based on 3- month LIBOR, Expires 4/27/12, Broker UBS AG		6,200	(134,312)
Receive a fixed rate of 3.95% and pay a floating rate based on 3- month LIBOR, Expires 12/13/11, Broker Goldman Sachs Bank USA		2,000	(18,507)
Receive a fixed rate of 3.95% and pay a floating rate based on 3- month LIBOR, Expires 4/19/12, Broker Deutsche Bank AG		1,900	(38,700)
Receive a fixed rate of 3.96% and pay a floating rate based on 3- month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG		2,600	(137,627)
Receive a fixed rate of 3.96% and pay a floating rate based on 3- month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG		2,600	(52,898)
Receive a fixed rate of 3.98% and pay a floating rate based on 3- month LIBOR, Expires 4/20/12, Broker Bank of America NA		2,400	(46,663)

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	17

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Put Swaptions (continued)
Receive a fixed rate of 3.98% and pay a floating rate based on 3- month LIBOR, Expires 4/20/12, Broker Citibank NA	USD	1,800	$(35,352)
Receive a fixed rate of 3.98% and pay a floating rate based on 3- month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG		4,300	(84,453)
Receive a fixed rate of 4.00% and pay a floating rate based on 3- month LIBOR, Expires 1/05/12, Broker JPMorgan Chase Bank NA		3,000	(30,591)
Receive a fixed rate of 4.02% and pay a floating rate based on 3- month LIBOR, Expires 2/02/12, Broker Goldman Sachs Bank USA		2,800	(33,911)
Receive a fixed rate of 4.02% and pay a floating rate based on 3- month LIBOR, Expires 2/02/12, Broker UBS AG		3,500	(42,034)
Receive a fixed rate of 4.02% and pay a floating rate based on 3- month LIBOR, Expires 3/26/12, Broker UBS AG		2,400	(39,286)
Receive a fixed rate of 4.03% and pay a floating rate based on 3- month LIBOR, Expires 12/06/12, Broker UBS AG		2,000	(74,706)
Receive a fixed rate of 4.03% and pay a floating rate based on 3- month LIBOR, Expires 4/16/12, Broker Bank of America NA		4,800	(85,470)
Receive a fixed rate of 4.05% and pay a floating rate based on 3- month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		3,500	(79,250)
Receive a fixed rate of 4.07% and pay a floating rate based on 3- month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		1,700	(88,696)
Receive a fixed rate of 4.10% and pay a floating rate based on 3- month LIBOR, Expires 11/14/11, Broker UBS AG		5,400	(26,175)
Receive a fixed rate of 4.14% and pay a floating rate based on 3- month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		3,500	(70,548)
Receive a fixed rate of 4.32% and pay a floating rate based on 3- month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		500	(20,332)

Options Written	Notional Amount (000)		Value
Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 4.52% and pay a floating rate based on 3- month LIBOR, Expires 3/01/13, Broker UBS AG	USD	2,300	$(66,425)
Receive a fixed rate of 4.84% and pay a floating rate based on 3- month LIBOR, Expires 12/02/14, Broker JPMorgan Chase Bank NA		2,600	(135,894)
Receive a fixed rate of 4.90% and pay a floating rate based on 3- month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		4,800	(99,232)
Receive a fixed rate of 4.92% and pay a floating rate based on 3- month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		3,300	(66,875)
Receive a fixed rate of 5.00% and pay a floating rate based on 3- month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA		6,000	(127,635)
Receive a fixed rate of 5.08% and pay a floating rate based on 3- month LIBOR, Expires 2/10/14, Broker Bank of America NA		3,500	(117,093)
Receive a fixed rate of 5.11% and pay a floating rate based on 3- month LIBOR, Expires 2/10/14, Broker Citibank NA		3,800	(124,924)
Receive a fixed rate of 5.33% and pay a floating rate based on 3- month LIBOR, Expires 7/17/13, Broker JPMorgan Chase Bank NA		9,200	(71,665)
			(2,873,521)
Total Options Written (Premiums Received – $12,364,535) – (3.1)%			(11,674,256)
Total Investments, Net of TBA Sale Commitments and Outstanding Options Written – 156.5%			579,257,114
Liabilities in Excess of Other Assets – (56.5)%			(209,053,300)
Net Assets – 100.0%			$370,203,814

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$584,958,756
Gross unrealized appreciation	$24,371,665
Gross unrealized depreciation	(8,833,471)
Net unrealized appreciation	$15,538,194

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	18

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Securities	$410,150	$150
Barclays Capital Inc.	$10,050	$50
Citigroup Global Markets	$30,075	$75
Deutsche Bank Securities Inc.	$6,150,206	$450,206
Goldman Sachs & Co.	$4,767,958	$147,958
JPMorgan	$21,904,238	$704,238
Morgan Stanley & Co., Inc.	$5,393,980	$293,980
Nomura Securities International, Inc.	$17,639,967	$39,967
RBC Capital Markets	$1,378,786	$(1,214)

(j)	Amount is less than $1,000.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(m)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(n)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Deutsche Bank Securities, Inc.	$(3,390,958)	$(9,993)
Goldman Sachs & Co.	$4,271,874	$27,327
JPMorgan	$22,021,500	$149,062
Morgan Stanley & Co., Inc.	$5,428,312	$42,832
Nomura Securities International, Inc.	$17,723,746	$107,246

(o)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(p)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August, 2010	Net Activity	Shares Held at May 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	759,084	759,084	$2,879

(q)	Represents the current yield as of report date.

• For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	19

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Reverse repurchase agreements outstanding as of May 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Bank of America Merrill Lynch	0.20%	3/31/11	Open	$800,896	$800,625
Credit Suisse Securities (USA) LLC	0.18%	4/1/11	Open	2,447,822	2,447,087
Bank of America Merrill Lynch	0.16%	4/1/11	Open	808,084	807,869
Barclay’s Capital, Inc.	0.07%	4/27/11	Open	4,012,140	4,011,875
Bank of America Merrill Lynch	0.23%	4/27/11	Open	2,211,168	2,210,687
Barclay’s Capital, Inc.	0.05%	5/3/11	Open	2,205,086	2,205,000
UBS Securities LLC	0.35%	5/5/11	Open	5,608,057	5,606,640
Deutsche Bank Securities, Inc.	0.38%	5/6/11	Open	8,468,534	8,466,300
Bank of America Merrill Lynch	0.04%	5/6/11	Open	19,194,502	19,193,969
Bank of America Merrill Lynch	0.05%	5/6/11	Open	8,451,481	8,451,187
Deutsche Bank Securities, Inc.	0.38%	5/9/11	Open	13,827,280	13,824,070
Deutsche Bank Securities, Inc.	0.40%	5/9/11	Open	2,588,133	2,587,500
UBS Securities LLC	0.38%	5/10/11	Open	8,946,733	8,944,750
BNP Paribas Securities Corp.	0.13%	5/11/11	6/13/11	2,550,056	2,549,752
Credit Suisse Securities (USA) LLC	0.40%	5/11/11	Open	1,852,212	1,851,800
Deutsche Bank Securities, Inc.	0.40%	5/11/11	Open	8,495,813	8,493,925
Deutsche Bank Securities, Inc.	0.38%	5/16/11	Open	2,831,186	2,830,737
BNP Paribas Securities Corp.	0.10%	5/17/11	Open	850,796	850,762
Bank of America Merrill Lynch	0.09%	5/17/11	Open	2,228,763	2,228,687
Credit Suisse Securities (USA) LLC	0.40%	5/18/11	Open	11,637,024	11,635,344
Deutsche Bank Securities, Inc.	0.10%	5/18/11	Open	6,939,640	6,939,383
Deutsche Bank Securities, Inc.	0.40%	5/18/11	Open	4,431,440	4,430,800
Credit Suisse Securities (USA) LLC	(0.37)%	5/26/11	6/15/11	4,992,724	4,993,750
BNP Paribas Securities Corp.	0.11%	5/31/11	6/1/11	11,545,035	11,545,000
BNP Paribas Securities Corp.	0.21%	5/31/11	6/1/11	3,505,177	3,505,156
Credit Suisse Securities (USA) LLC	0.12%	5/31/11	6/1/11	4,491,215	4,491,200
Credit Suisse Securities (USA) LLC	0.15%	5/31/11	6/1/11	12,272,489	12,272,438
Deutsche Bank Securities, Inc.	0.06%	5/31/11	6/1/11	1,125,602	1,125,600
Deutsche Bank Securities, Inc.	0.10%	5/31/11	6/1/11	4,200,012	4,200,000
Deutsche Bank Securities, Inc.	0.15%	5/31/11	6/1/11	4,680,039	4,680,002
Deutsche Bank Securities, Inc.	0.38%	5/31/11	Open	2,059,750	2,059,750
UBS Securities LLC	0.35%	5/31/11	Open	2,075,625	2,075,625
Total				$172,334,514	$172,317,270

1Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	20

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Financial futures contracts purchased as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
249	30-Year U.S Treasury Bond	Chicago Board of Trade	September 2011	$30,997,480	$88,614
47	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	September 2011	$5,824,417	241,520
2	Euro-Bund	Eurex	June 2011	$247,602	4,459
16	Euro Currency	Eurex	June 2011	$2,806,147	69,653
8	USD Index Currency	Chicago Board of Trade	June 2011	$605,310	(7,742)
41	90 Day Euro-Dollar	Chicago Mercantile	June 2012	$10,177,413	6,987
Total					$403,491

•	Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
1	Australian Future Bond	Sydney Futures Exchange	June 2011	$105,829	$(631)
2	10-Year Japan Government Bond	Tokyo Stock Exchange	June 2011	$281,338,320	961
9	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$1,113,241	(3,041)
258	2-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$56,461,629	(88,746)
20	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$2,380,140	(2,673)
618	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$75,358,250	(414,344)
28	Ultra Long U.S Treasury Bond	Chicago Mercantile	September 2011	$3,600,137	(13,613)
60	90 Day Euro-Dollar	Chicago Mercantile	December 2011	$14,836,350	(103,650)
41	90 Day Euro-Dollar	Chicago Mercantile	June 2013	$10,070,587	(15,413)
Total					$(641,150)

•	Foreign currency exchange contracts as of May 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,777,050	USD	1,124,786	Goldman Sachs Bank USA	6/02/11	$1,533
BRL	2,406,480	USD	1,523,185	HSBC Bank USA	6/02/11	2,076
BRL	884,400	USD	559,782	JPMorgan Chase Bank NA	6/02/11	763
BRL	1,186,798	USD	751,185	JPMorgan Chase Bank NA	6/02/11	1,024
BRL	885,225	USD	560,304	Royal Bank of Scotland	6/02/11	764
BRL	6,932,300	USD	4,410,000	UBS AG	6/02/11	(16,212)
USD	1,100,000	BRL	1,777,050	Goldman Sachs Bank USA	6/02/11	(26,319)
USD	1,480,000	BRL	2,406,480	HSBC Bank USA	6/02/11	(45,261)
USD	730,000	BRL	1,186,798	JPMorgan Chase Bank NA	6/02/11	(22,209)
USD	550,000	BRL	884,400	JPMorgan Chase Bank NA	6/02/11	(10,545)
USD	550,000	BRL	885,225	Royal Bank of Scotland	6/02/11	(11,068)
USD	4,387,809	BRL	6,932,300	UBS AG	6/02/11	(5,979)
AUD	1,040,000	USD	1,101,408	Deutsche Bank AG	6/14/11	7,357
USD	552,638	AUD	525,000	Citibank NA	6/14/11	(7,075)
USD	553,676	AUD	525,000	Goldman Sachs Bank USA	6/14/11	(6,038)
USD	1,115,014	AUD	1,040,000	UBS AG	6/14/11	6,249
JPY	53,818,057	USD	655,500	BNP Paribas SA	6/16/11	4,792
JPY	65,714,902	USD	799,500	UBS AG	6/16/11	6,755
USD	365,000	JPY	29,478,349	Deutsche Bank AG	6/16/11	3,331
USD	1,090,000	JPY	88,052,925	Royal Bank of Scotland	6/16/11	9,681
CNY	23,485,280	USD	3,640,000	Deutsche Bank AG	6/27/11	(11,619)
JPY	147,383,600	USD	1,820,000	BNP Paribas SA	6/29/11	(11,680)
JPY	75,279,150	USD	900,000	Citibank NA	6/29/11	23,636
USD	450,000	JPY	37,396,800	Citibank NA	6/29/11	(8,839)
USD	900,000	JPY	73,331,100	Citibank NA	6/29/11	266
USD	3,600,000	JPY	307,476,000	Royal Bank of Scotland	6/29/11	(172,571)
USD	1,191,098	GBP	728,500	Citibank NA	7/07/11	(6,774)
USD	3,365,223	EUR	2,315,000	UBS AG	7/27/11	38,168
EUR	1,310,000	USD	1,872,705	Deutsche Bank AG	8/09/11	9,318
EUR	1,560,000	USD	2,204,324	Deutsche Bank AG	8/09/11	36,865
EUR	815,000	USD	1,157,996	Goldman Sachs Bank USA	8/09/11	12,881
USD	1,108,650	EUR	785,000	Deutsche Bank AG	8/09/11	(19,128)
USD	1,155,480	EUR	815,000	Deutsche Bank AG	8/09/11	(15,397)
USD	1,092,762	EUR	775,000	Royal Bank of Scotland	8/09/11	(20,649)
Total						$(251,904)

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	21

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Credit default swaps on single-name issuers - buy protection outstanding as of May 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank NA	3/20/13	$1,400	$13,963
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$1,400	86,252
Spain (Kingdom of)	1.00%	Citibank NA	3/20/16	$468	(1,639)
Spain (Kingdom of)	1.00%	JPMorgan Chase Bank NA	3/20/16	$1,171	(1,657)
The PMI Group, Inc.	5.00%	Citibank NA	9/20/16	$1,400	230,326
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	$1,800	29,514

Total					$356,759

•	Credit default swaps on single-name issuers - sold protection outstanding as of May 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	BBB+	$1,150	$878

[1]	Using Standard & Poor’s rating.

[2]	The maximum potential amount the Trust may pay should a negative event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of May 31, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation
Dow Jones CDX Emerging Markets Series 14	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	$990	$(7,790)
Dow Jones CDX North America High Yield Index Series 15	5.00%	Credit Suisse International	12/20/15	$5,000	(1,303)
Total					$(9,093)

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	22

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Interest rate swaps outstanding as of May 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.80% (a)	3-month LIBOR	Royal Bank of Scotland	3/04/16	$7,100	$19,569
2.39% (b)	3-month LIBOR	Royal Bank of Scotland	4/06/16	$2,100	51,409
2.39% (b)	3-month LIBOR	Deutsche Bank AG	4/14/16	$1,300	32,015
2.15% (b)	3-month LIBOR	Deutsche Bank AG	4/28/16	$3,700	65,928
2.20% (b)	3-month LIBOR	Bank of America NA	8/22/16	$1,600	8,955
2.31% (b)	3-month LIBOR	BNP Paribas SA	8/23/16	$5,800	62,530
2.31% (b)	3-month LIBOR	Credit Suisse International	8/23/16	$3,900	42,046
3.62% (b)	3-month LIBOR	Citibank NA	3/11/21	$4,500	191,515
3.60% (b)	3-month LIBOR	JPMorgan Chase Bank NA	4/07/21	$1,000	41,349
0.26% (a)	3-month LIBOR	Deutsche Bank AG	5/16/21	$1,880	(20,677)
4.01% (b)	3-month LIBOR	Goldman Sachs Bank USA	5/18/21	$6,000	224,788
3.86% (b)	3-month LIBOR	JPMorgan Chase Bank NA	5/23/21	$10,700	240,704
0.25% (a)	3-month LIBOR	UBS AG	6/02/21	$3,700	(373)
0.28% (a)	3-month LIBOR	Citibank NA	4/14/41	$900	(59,822)
0.28% (a)	3-month LIBOR	Deutsche Bank AG	4/14/41	$300	(20,712)
Total					$879,224

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	23

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$21,224,636	$5,544,661	$26,769,297
Common Stocks	—	—	2	2
Corporate Bonds	—	306,227,748	52,250	306,279,998
Foreign Agency Obligations	—	2,781,657	—	2,781,657
Non-Agency Mortgage-Backed Securities	—	72,997,843	3,656,446	76,654,289
Other Interests	—	—	191	191
Preferred Securities	$526,943	6,762,740	109,421	7,399,104
Taxable Municipal Bonds	—	10,285,544	—	10,285,544
U.S. Government Sponsored Agency Securities	—	74,887,432	82,313	74,969,745
U.S. Treasury Obligations	—	86,249,494	—	86,249,494
Warrants	—	—	122,918	122,918
Short-Term Securities	759,084	—	—	759,084

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Long-Term Investments:
TBA Sale Commitments	—	(9,565,580)	—	(9,565,580)
Total	$1,286,027	$571,851,514	$9,568,202	$582,705,743

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit Contracts	$—	$360,933	$—	$360,933
Foreign currency exchange contracts	—	165,459	—	165,459
Interest Rate Contracts	646,119	8,972,510	—	9,618,629
Liabilities:
Credit Contracts	—	(12,389)	—	(12,389)
Foreign currency exchange contracts	—	(417,363)	—	(417,363)
Interest Rate Contracts	(817,903)	(11,607,790)	—	(12,425,693)
Total	$(171,784)	$(2,538,640)	$—	$(2,710,424)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	24

Schedule of Investments (concluded)	BlackRock Income Opportunity Trust, Inc. (BNA)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Other Interests	Preferred Securities	U.S. Government Sponsored Agency Securities	Warrants	Total
Assets:
Balance, as of August 31, 2010	$5,145,849	$13,235	$1,100	$2,331,908	$381	$65,455	$1,499,795	—	$9,057,723
Accrued discounts/ premiums	(249,276)	—	3,535	852	—	—	(2,182)	—	(247,071)
Net realized Gain (loss)	(924,163)	(339,690)	—	(1,686,510)	—	130,416	(79,498)	—	(2,899,445)
Net change in appreciation/depreciation[2]	1,732,672	361,579	47,615	5,792	(190)	96,132	57,777	$122,917	2,424,294
Purchases	6,429,787	1,785	—	3,755,844	—	—	—	1	10,187,417
Sales	(3,362,969)	(36,907)	—	(11)	—	(182,582)	(1,393,579)	—	(4,976,048)
Transfers in3	—	—	—	—	—	—	—	—	—
Transfers out[3]	(3,227,239)	—	—	(751,429)	—	—	—	—	(3,978,668)

Balance, as of May 31, 2011	$5,544,661	$2	$52,250	3,656,446	$191	$109,421	$82,313	$122,918	$9,568,202

[2]	The net change in unrealized appreciation/depreciation on securities still held at May 31, 2011 was $(3,129,788).

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2011	25

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Opportunity Trust, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Opportunity Trust, Inc.

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Opportunity Trust, Inc.

Date: July 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Opportunity Trust, Inc.

Date: July 26, 2011